Loans, financing, debentures and hedge derivative financial instruments - Summary of Collateral to Financial Institutions (Detail) - Empreendimentos Pague Menos S.A. - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Maximum amount of future payments related to these collaterals	R$ 690,347	R$ 330,944
Maturities of up to	49 months	46 months
Fair value of collaterals	R$ 9,923	R$ 5,496